Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 1,056	$ 971
Gross increases – tax positions in prior period	641	85
Gross decreases – tax positions in prior period	0	0
Gross increases – current period tax positions	231	0
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	1,928	1,056
Southwest Gas Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	1,056	971
Gross increases – tax positions in prior period	506	85
Gross decreases – tax positions in prior period	0	0
Gross increases – current period tax positions	231	0
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 1,793	$ 1,056